Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
GAAP requires the reporting of basic and diluted earnings per common share. Basic earnings per common share excludes any dilutive effects of PBRSUs and TBRSUs.

The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2018	2017	2016
Numerator:
Net income	$110,387	$84,242	$86,135
Denominator:
Weighted-average common shares outstanding	15,488,982	15,295,573	15,332,553
Effect of dilutive PBRSUs and TBRSUs	122,507	94,779	72,607
Weighted-average common shares outstanding adjusted for the effect of dilutive PBRSUs and TBRSUs	15,611,489	15,390,352	15,405,160
Earnings per common share:
Basic earnings per common share	$7.13	$5.51	$5.62
Diluted earnings per common share	$7.07	$5.47	$5.59

Park awarded 48,053, 45,788 and 41,550 PBRSUs to certain employees during the years ended December 31, 2018, 2017 and 2016, respectively.

On July 1, 2018, Park issued 435,457 common shares to complete its acquisition of NewDominion and granted 13,637 TBRSUs to NewDominion employees. These common shares are included in average common shares outstanding beginning on that date.

During the years ended December 31, 2018 and 2017, Park repurchased 50,000 and 70,000 common shares, respectively, to fund the PBRSUs, TBRSUs and common shares awarded to directors of Park and to directors of PNB (and its divisions). No common shares were repurchased during 2016.